DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	Assets		Liabilities		Net
	2024 US$’000	2023 US$’000	2024 US$’000	2023 US$’000	2024 US$’000	2023 US$’000
Property, plant and equipment	224	168	-	-	224	168
Intangible assets	-	-	(3,001)	(931)	(3,001)	(931)
Inventories	776	105	-	-	776	105
Provisions	1,414	558	-	-	1,414	558
Tax value of loss carry-forwards	1,026	1,030	-	-	1,026	1,030
Other items	113	114	(1,560)	(1,369)	(1,447)	(1,255)

Deferred tax assets/(liabilities)	3,553	1,975	(4,561)	(2,300)	(1,008)	(325)

Schedule of Unrecognised Deferred Tax Liabilities
	Balance January 1, 2024	Recognised in income	Recognised in discontinued operations	Balance December 31, 2024
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	168	56	-	224
Intangible assets	(931)	(2,070)	-	(3,001)
Inventories	105	671	-	776
Provisions	558	856	-	1,414
Tax value of loss carry-forwards	1,030	(4)	-	1,026
Other items	(1,255)	(192)	-	(1,447)

	(325)	(683)	-	(1,008)

	Balance January 1, 2023	Recognised in income	Recognised in discontinued operations	Balance December 31, 2023
	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	224	(56)	-	168
Intangible assets	(3,950)	2,827	192	(931)
Inventories	423	(318)	-	105
Provisions	2,194	(1,636)	-	558
Tax value of loss carry-forwards	1,254	(224)	-	1,030
Other items	(985)	(270)	-	(1,255)

	(840)	323	192	(325)

Schedule of Deferred Tax Assets Not Recognised
	December 31, 2024	December 31, 2023
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	180,810	136,202
US alternative minimum tax credits	1,791	1,790
Other temporary timing differences	19,246	57,986
US state credit carry-forwards	-	4,015

	210,140	208,286